Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of preparation

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). They were authorized for issue by the Company’s board of Directors on May 5, 2022.

Details of the Group’s accounting policies are included in Note 3.

In preparing these financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The areas where judgements and estimates have been made in preparing the financial statements and their effect are disclosed in Note 4.

Basis of consolidation

2.2 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	Power over the investee
●	Exposure, or rights, to variable returns from its involvement with the investee
●	The ability to use its power over the investee to affect its returns

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

The results of subsidiaries acquired are included from the date the Group obtained control of the subsidiary.

Basis of measurement

2.3 Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities (including warrants) and share-based payments that have been measured at fair value.

New and amended standards and interpretations

2.4 New and amended standards and interpretations

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2021, but do not have an impact on the consolidated financial statements of the Group.

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

●	A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest.
●	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued.
●	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.

In 2021 base rate references to LIBOR have been replaced with the Bank of England base rate. These loans are disclosed in Note 24. These amendments had no material impact on the consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

Standards issued but not yet effective

2.5 Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of the issuance of the Group’s financial statements are listed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective. The new standards and amendments are not expected to have a material impact on the Group.

Effective for annual reporting periods beginning on or after January 1, 2022:

●	Reference to the Conceptual Framework – Amendments to IFRS 3
●	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
●	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter
●	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities

Effective for annual reporting periods beginning on or after January 1, 2023:

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current
●	Definition of Accounting Estimates – Amendments to IAS 8
●	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

Presentational currency

2.6 Presentational currency

These financial statements are presented in Pounds Sterling, which is the Group’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Going concern

2.7 Going concern

The financial statements have been prepared on a going concern basis as the Directors are satisfied that the Group will continue in operational existence for the foreseeable future. In assessing the going concern position of the Group, the Directors have considered the Group’s cash flows, liquidity and business activities. As at December 31, 2021, the Group had net assets of £710.7 million and a cash balance of £192.6 million.

On February 10, 2022, the Group raised significant additional capital via a private placement of 2.00% convertible senior notes in an aggregate principal amount of $630 million. This has provided significant cash headroom for the foreseeable future.

On this basis the Directors are satisfied that the accounts should be prepared on a going concern basis and that the Group will continue in operational existence for the foreseeable future.

Revenue

3.1 Revenue

The Group evaluates revenue from contracts with customers based on the five-step model under IFRS 15: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the separate performance obligations; and (5) recognize revenues when (or as) each performance obligation is satisfied.

Revenue is measured based on the consideration the Group expects to be entitled to in a contract with a customer and excludes amounts collected on behalf of third parties. The Group recognizes revenue when it transfers control over a product or service to a customer.

The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Consequently, the Group does not adjust any of the transaction prices for the time value of money.

(i) Sale of goods

Retail

The Group sells reconditioned vehicles directly to its customers, primarily through its online platform. The prices of vehicles are set forth in the customer contracts at stand-alone selling prices, which are agreed prior to delivery. The Group satisfies its performance obligations for vehicle sales upon delivery when the transfer of title, risks, and rewards of ownership and control pass to the customer. The Group recognizes revenue at the agreed-upon purchase price stated in the contract less an estimate for returns. Estimates for returns are based on an analysis of historical experience, trends and sales data. Changes in these estimates are reflected as an adjustment to revenue in the period identified. The amount of consideration received for vehicles includes non-cash consideration representing the value of part exchange vehicles, if applicable. The value of part exchange vehicles is agreed by the customer at the time of purchase and is stated in the contract. Prior to the delivery of the vehicle, the payment is received, or financing has been arranged. Revenue is recognized net of sales tax.

Retail revenue also includes the fixed commission from the sale of a small number of vehicles where Cazoo acts as an agent. Under IFRS 15 only the net commission received from these sales is recorded within revenue, with 100% of that revenue contributing towards gross profit. Any ancillary revenue earned on the transaction continues to be recognized separately; see ‘Other sales’ below.

Contract liabilities relate to undelivered retail orders. Contract liabilities are recognized at the point when cash is received for the order and are derecognized into revenue upon delivery to the customer.

Wholesale

The Group also sells vehicles through car auctions to trade and other buyers. The vehicles sold via auction are primarily acquired from customers as part-exchanges or through our direct car buying channel that do not meet the Group’s quality standards to list and sell as retail vehicles. The Group satisfies its performance obligation for wholesale sales when the purchaser obtains control of the underlying vehicle which is at the point the vehicle is sold at auction.

(ii) Rendering of services

Other sales

Other sales comprises ancillary products, including financing and warranty, subscription, servicing, third-party reconditioning and data services.

Customers purchasing vehicles from the Group may enter into a contract for finance or enter a contract to extend their warranty after the initial 90-day inclusive period through the Group’s platform. The Group acts as an agent and receives a commission for the arrangement of these contracts from the principal. The Group recognizes commission revenue at the time of sale, net of a reserve for estimated contract cancellations. The reserve for cancellations is estimated based upon historical experience and recent trends and is reflected as a reduction in revenue. Changes in these estimates are reflected as an adjustment to revenue in the period identified.

Contract assets relate to commission revenue earned but not invoiced at the period end. The commission earned is conditional upon the delivery of the vehicle to the customer and no return being made by the customer.

At the Group’s customer centers, vehicle servicing products are offered including interim, full and major servicing, MOT tests, general repairs and one-off checks and treatments. The Group satisfies its performance obligations at the point the agreed work is completed. The Group recognizes revenue at the agreed purchase price net of sales tax.

The Group provided third-party reconditioning services during the year. The Group satisfies its performance obligations at the point the agreed work is completed.

Revenue from the Cazoo Subscription Service (including Cluno, Drover and Swipcar) is recognized under IFRS 16 and as such is recognized on a straight-line basis over the contract period. The Cazoo Subscription Service allows customers to subscribe for a vehicle over a period of time for a monthly fee as an alternative to ownership. Revenue from the provision of related services such as maintenance and breakdown are recognized separately in accordance with IFRS 15 – over time, as the service is provided.

The Group also provides data services whereby customers access selected Cazoo vehicle data for a monthly fee. Revenue is recognized in accordance with IFRS 15 based on actual data usage for these contracts.

Cost of sales

3.2 Cost of sales

Cost of sales primarily relates to vehicle acquisition costs and reconditioning costs, as well as any necessary adjustments to reflect vehicle inventory at the lower of cost and net realizable value. Vehicle reconditioning costs are the direct and indirect costs associated with preparing the vehicles for resale and typically include the cost of parts, labor and inbound transportation costs. Cost of sales also includes the cost of providing drive-away insurance, fuel, vehicle warranty, buyers fees, and other costs incurred in providing ancillary products and services. Cost of sales also includes the depreciation of cars out on subscription.

Leasing

3.3 Leasing

Group acting as a lessee

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group classifies assets with value less than £5,000 as low-value. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(i) Right-of-use assets

Right-of-use assets recognized are presented within property, plant and equipment on the statement of financial position. The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Leasehold property	1 – 96 years
Fixtures and fittings	5 years
Subscription vehicles	1 – 3 years
Other motor vehicles	4 years

Depreciation of right-of-use subscription vehicles is recognized within cost of sales in the statement of profit or loss. Depreciation of other right-of-use assets is recognized within operational expenses in the statement of profit or loss.

(ii) Lease liabilities

Lease liabilities recognized are presented within loans and borrowings on the statement of financial position.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventory) in the period in which the event or condition that triggers the payment occurs.

Interest on lease liabilities is recognized within finance expense in the statement of profit or loss.

Group acting as a lessor

The subscription of vehicles to customers is recognized under IFRS 16. When the Group acts as a lessor, it determines at the lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the short-term lease exemption, then it classifies the sub-lease as an operating lease.

If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.

The Group recognizes lease payments received under operating leases as revenue on a straight-line basis over the lease term as part of “Other sales”.

The Group recognizes finance income over the lease term, reflecting a constant periodic rate of return on the Group’s net investment in the lease. The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.

Employee benefits

3.4 Employee benefits

Short-term and long-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.

Defined contribution schemes

Contributions to defined contribution pension schemes are charged to the statement of comprehensive income in the period to which they relate.

Share-based payments

3.5 Share-based payments

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the retained earnings.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

Government grants

3.6 Government grants

Grants from the government are recognized at their fair value where there is reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Amounts received are recognized net within the statement of profit or loss as income or a reduction to expenses. In the current year, the Group has received funds in connection to the Job Retention Scheme launched as part of the UK Government’s response to the COVID-19 pandemic. Amounts received are recognized net within the statement of profit or loss as income or a reduction to expenses

The Group has also received subsidies for electric subscription vehicles from the German government during the year. Amounts received are initially recognized as deferred income and then recognized in the statement of profit or loss over the useful life of the asset.

Taxation

3.7 Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

(i) Current tax

The tax currently payable is based on taxable profit for the period. Taxable profit differs from ‘profit before tax’ as reported in the statement of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

(ii) Deferred tax

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

●	the initial recognition of goodwill;
●	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and
●	investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax assets are recovered.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle balances on a net basis.

(iii) Current and deferred tax

Current and deferred tax are recognized in the statement of profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Cash and cash equivalents

3.8 Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprises cash at banks and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to insignificant risk of change in value.

Business combinations

3.9 Business combinations

The acquisition of subsidiaries and businesses is accounted for using the acquisition method in accordance with IFRS 3. The consideration for each acquisition is measured at the aggregate of fair values of assets given, liabilities incurred or assumed, and equity instruments issued by the Group in exchange for control of the acquiree. Acquisition related costs other than those associated with the issue of debt or equity securities, are recognized in the consolidated statement of comprehensive income as incurred.

At the acquisition date the identifiable assets acquired and liabilities assumed are recognized at their fair value with the exception of deferred tax assets and liabilities, which are measured in accordance with IAS 12 - income taxes. Identifiable net assets include the recognition of any separately identifiable intangible assets.

Deferred and contingent consideration are measured at fair value at the date of acquisition. Where the amounts payable are classified as a financial liability any subsequent change in the fair value is charged/credited to the Group’s consolidated statement of comprehensive income. Amounts classified as equity are not subsequently remeasured. Where consideration to management shareholders is contingent on their continued employment the amount is recognized as a remuneration expense in the statement of comprehensive income over the deferral period.

Property, plant and equipment

3.10 Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. Any gain or loss on disposal of an item of property, plant and equipment is recognized in the statement of profit or loss. Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

Leased assets are depreciated on a straight-line basis over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Depreciation is provided on all other items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following range:

Leasehold improvements	5 – 50 years
Fixtures and fittings	3 – 15 years
Computer equipment	1 – 5 years
Subscription vehicles	1 – 13 years
Other motor vehicles	1 – 5 years
Plant and machinery	3 – 15 years

The residual values and economic lives of assets are reviewed on an annual basis. Freehold land is not depreciated.

Intangible assets and goodwill

3.11 Intangible assets and goodwill

(i) Intangible assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. Amortization is recognized within operating expenses in the statement of profit or loss. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Domain names	1 – 5 years
Development costs and software	3 – 10 years
Customer relationships	1 year
Brand	1 year

(ii) Internally-generated intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Expenditure includes both employees of the Group and external contractors contributing to the development projects. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in the statement of profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

(iii) Goodwill

Goodwill arising on a business combination represents the difference between the fair value of the consideration paid and the fair value of assets and liabilities acquired and is recorded as an intangible asset. Goodwill is not subsequently subject to amortization but is tested for impairment annually and whenever the Directors have an indication that it may be impaired. For the purposes of impairment testing, goodwill is allocated to the cash-generating units expected to benefit from the combination. Any impairment in carrying value is charged to the consolidated statement of comprehensive income.

Impairment of tangible and intangible assets other than goodwill

3.12 Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the statement of profit or loss.

Inventory

3.13 Inventory

Inventory consists of vehicles purchased, direct and indirect vehicle reconditioning costs, including parts and labor and inbound transportation costs.

Inventory is stated at the lower of cost and net realizable value. The costs of inventory are determined by specific identification. Net realizable value is the estimated selling price less costs to complete and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent market data. Each reporting period the Group recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales.

Provisions

3.14 Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

Warrants

3.15 Warrants

Warrants are classified and accounted for as derivative financial liabilities and are initially recognized at their fair value. The warrants are subsequently re-measured at fair value at each reporting date with changes in fair value recognized in other income and expenses within the statement of profit or loss. The fair value is determined using a Black-Scholes model for the private placement warrants.

Financial instruments

3.16 Financial instruments

Financial assets and financial liabilities are recognized when an entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in the statement of profit or loss.

(i) Financial assets

All recognized financial assets are subsequently measured in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Financial assets that meet the following conditions are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Amortized cost and effective interest method

Interest income is recognized using the effective interest method for financial assets measured at amortized cost. For financial instruments other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of the financial asset. Interest income is recognized in the statement of profit or loss within finance income.

Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses on trade receivables, other receivables, and accrued income. The amount of expected credit loss is updated at each reporting date to reflect changes in credit risk since the initial recognition of the respective financial instrument.

The Group recognizes lifetime expected credit losses (“ECL”) for trade receivables, other receivables, and amounts due from customers under contracts. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.

Significant increase in credit risk

In assessing whether the credit risk on a financial asset has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial assets as at the reporting date with the risk of a default occurring on the financial asset as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable.

(ii) Financial liabilities

All financial liabilities are subsequently measured at amortized cost using the effective interest method or at fair value through profit or loss (“FVTPL”).

Financial liabilities subsequently measured at amortized cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held for trading, or (iii) designated as at FVTPL, are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the statement of profit or loss.

Fair value measurement

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

Business segments

3.17 Business segments

The Board of Directors has been identified as the Group’s chief operating decision maker. The monthly reporting pack provided to the Board to enable the assessment of the performance of the business has been used as the basis for determining the Group’s operating segments.

The monthly reporting pack presents the performance of the business on a consolidated basis. The key financial performance metrics monitored by the chief operating decision maker include revenue, gross profit, operating expenses, adjusted EBITDA and exceptional items on a consolidated basis. Assets and liabilities are also managed on a consolidated basis and are not reported to the chief operating decision maker in a disaggregated format within the monthly reporting pack.

Management has therefore determined that there exists a single consolidated segment for the 2021 financial statements.

The chief operating decision maker monitors three individual revenue streams within the consolidated revenue metric, as set out in Note 5. The revenue streams are monitored under the geographical markets UK and Europe. For a disaggregation of revenue see Note 5.

Foreign currency

3.18 Foreign currency

Foreign currency transactions

Transactions in foreign currencies are translated into the Group’s functional currency (Pounds Sterling) at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate at the date of the transaction.

Foreign currency differences are recognized in the statement of profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign (non-UK) operations, including goodwill and fair value adjustments arising on acquisition, are translated at the exchange rates at the reporting date. The income and expenses of foreign operations are translated at the exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve.